Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	$ (193)	$ (244)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(238)	(66)
Total tax charge from continuing operations	(431)	(310)
Current tax	(189)	(190)
Deferred tax	(242)	(120)
Total tax charge from continuing operations	(431)	(310)
Operating segments
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(200)	(231)
Operating segments | Hong Kong
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(16)	(16)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(40)	(30)
Operating segments | Indonesia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(45)	(61)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(2)
Operating segments | Malaysia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(28)	(37)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(2)	9
Operating segments | Singapore
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(23)	(47)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(194)	(42)
Operating segments | Growth markets and other
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(73)	(53)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders		(3)
Operating segments | Eastspring
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(15)	(17)
Unallocated to a segment (central operations)
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	$ 7	$ (13)